Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Jan. 13, 2022	Dec. 31, 2021
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Common stock, shares authorized	30,000,000		4,000,000
Common stock, shares issued	4,006,263		3,981,263
Common stock, shares outstanding	3,944,075		3,981,263
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Common stock, shares authorized	10,000,000		10,000,000
Common stock, shares issued		4,006,263
Common stock, shares outstanding